Marketable Securities - Summary of Marketable Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 8,226	$ 17,666